                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                          225 Liberty Street, 11th Floor
                                              New York, NY 10281-1008

Mitchell J. Lindauer
Vice President &
Assistant General Counsel

July 2, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

       Re:        Oppenheimer Real Estate Fund
                  Registration Nos. 333-74582; 811-10589

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment
No.12 to the Registrant's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 30, 2008.

                                                                Sincerely,

                                                                /s/ Mitchell J. Lindauer
                                                                ------------------------------------
                                                                Mitchell J. Lindauer
                                                                Vice President &
                                                                Assistant General Counsel
                                                                212.323.0254
                                                                mlindauer@oppenheimerfunds.com

cc:    Gloria LaFond
       Nancy S. Vann